INVENTORY	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
INVENTORY

6.	INVENTORY

As at	June 30, 2024	December 31, 2023
Finished goods	$1,399,719	$904,858
Parts	176,410	691,678
	$1,576,129	$1,596,536

During the three and six months ended June 30, 2024, $1,177,811 (2023 - $1,259,183) and $2,144,150 (2023 – $2,272,064) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $134,410 (2023 -$77,047) and $283,169 (2023 - $199,647) respectively.

Cost of sales consist of the following:

For the six months ended	June 30, 2024	June 30, 2023
Inventory	$2,144,150	$2,272,064
Consulting and services	138,437	215,801
Other	38,299	102,109
	$2,320,886	$2,589,974

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2024

Expressed in Canadian Dollars (unaudited)